Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2023 $ / shares shares
Series A Preferred Stock [Member]
Preferred stock, par or stated value per share | $ / shares	$ 0.0001
Preferred stock, shares authorized	50,000,000
Preferred stock, shares issued	3,125,000
Preferred stock, shares outstanding	3,125,000
Common Class A [Member]
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock, shares authorized	800,000,000
Common stock, shares, issued	13,602,691
Common stock, shares outstanding	13,482,047
Class E Common Stock [Member]
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock, shares authorized	2,250,000
Common stock, shares, issued	1,075,761
Common stock, shares outstanding	1,075,761
Common Class B [Member]
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares, issued	0
Common stock, shares outstanding	0
Common Class M [Member]
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock, shares authorized	300,000,000
Common stock, shares, issued	0
Common stock, shares outstanding	0
Common Class O [Member]
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock, shares authorized	800,000,000
Common stock, shares, issued	0
Common stock, shares outstanding	0
Common Class V [Member]
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common stock, shares authorized	300,000,000
Common stock, shares, issued	44,100,000
Common stock, shares outstanding	44,100,000